Equity accounted investees	12 Months Ended
Dec. 31, 2022
Equity accounted investees
Equity accounted investees

12     Equity accounted investees

a) Composition of investments

	Investment type	Interest %	Investment	Fair value	Goodwill	December 31, 2022
Educbank	Associate	45%	41,485	7,868	33,786	83,139
			41,485	7,868	33,786	83,139

b) Investments without control and significant influence

EducBank
As of December 31, 2021	-
Acquisition	87,651
Equity method	(4,512)
As of December 31,2022	83,139